Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands					3 Months Ended												12 Months Ended
	Oct. 25, 2019	Oct. 29, 2018	Oct. 24, 2017	Nov. 02, 2015	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 21, 2018
Retained Earnings Adjustments [Line Items]
Dividend declared					$ 0.0875	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.050	$ 0.050	$ 0.050	$ 0.35	$ 0.30	$ 0.30
Increase decrease in dividends payable																	$ 4,048	$ 420	$ 11,069
Annual Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 1.40	$ 1.20	$ 1.20	$ 0.60
Quarterly Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.35	$ 0.30	$ 0.30	$ 0.15
American Depositary Shares
Retained Earnings Adjustments [Line Items]
ADSs repurchased during period, shares																	762	1,006
ADSs repurchased during period, cost																	$ 25,103	$ 34,755
Average purchase price per ADS																	$ 32.82	$ 34.54
American Depositary Shares | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares																				$ 200,000